Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Operating Segments
	Futures
	and securities			OTC
	brokerage	CFD	TRS	Stock option
	services	trading	trading	trading	Other	Total

Six Months Ended June 30, 2024

Revenues	$366,767	$356,901	$879,275	$4,389,223	$1,104,356	$7,096,522

Commissions and fees	248,090	-	70,504	-	429,906	748,500
Compensation and benefits	538,722	-	-	-	1,509,412	2,048,134
Occupancy	29,930	1,200	1,200	1,200	399,519	433,049
Communication and technology	217,983	229,767	229,767	229,767	1,512,962	2,420,246
General and administrative	111,118	11,902	11,902	11,902	391,826	538,650
Professional fees	14,543	77,071	77,071	77,071	3,200,182	3,445,938
Service fees	-	199,629	147,172	147,172	675,634	1,169,607
Interest	-	-	198,151		204,884	403,035
Depreciation	335	397,500	397,500	397,500	31,298	1,224,133
Marketing	808	-	-	-	2,181,594	2,182,402
Change in fair value of warrant liabilities	-	-	-	-	8,438	8,438
Other operating expenses	3,120	-	-	-	203,424	206,544

	1,164,649	917,069	1,133,267	864,612	10,749,079	14,828,676

Income (loss) from operations	$(797,882)	$(560,168)	$(253,992)	$3,524,611	$(9,644,723)	$(7,732,154)

Total segment assets	$3,925,366	$21,487,847	$20,196,123	$-	$3,485,834	$49,095,170
	Futures
	and securities
	brokerage	CFD	TRS
	services	trading	trading	Other	Total
Six Months Ended June 30, 2023
Revenue	$1,593,687	$9,148,435	$1,873,275	$695,600	$13,310,997

Commissions and fees	948,492	-	575,743	842,567	2,366,802
Compensation and benefits	485,478	-	-	1,228,858	1,714,336
Occupancy	-	8,880	8,880	373,491	391,251
Communication and technology	239,932	172,569	172,569	1,134,854	1,719,924
General and administrative	119,780	24,883	24,883	432,234	601,780
Professional fees	14,430	49,176	49,176	1,120,884	1,233,666
Service fees	-	217,308	343,557	558,716	1,119,581
Interest	-	-	1,210,091	388,387	1,598,478
Depreciation	155	400,000	400,000	74,703	874,858
Marketing	1,391	5,863	5,863	1,489,304	1,502,421
Payment service charge	-	(29,106)	48,291	-	19,185
Change in fair value of warrant liabilities	-	-	-	(453,761)	(453,761)
Other operating expenses	(5,158)	-	-	(13,042)	(18,200)

	1,804,500	849,573	2,839,053	7,177,195	12,670,321

Income (loss) from operations	$(210,813)	$8,298,862	$(965,778)	$(6,481,595)	$640,676

Total segment assets	$5,784,066	$19,073,357	$54,167,567	$14,599,946	$93,624,936